[LETTERHEAD OF ALLIANCE CAPITAL]



April 8, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


                         Re:   Sanford C. Bernstein Fund II, Inc.
                               Pre-Effective Amendment No. 1 to the
                               Registration Statement on Form N-1A
                               Securities Act File No. 333-82336
                               Investment Company Act File No. 811-21034
                               -----------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Sanford C. Bernstein Fund II, Inc. (the "Fund") hereby certifies that:

         1. The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

         2. The text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 1, 2002.


Very truly yours,


Sanford C. Bernstein Fund II, Inc.


By:  /s/ Edmund P. Bergan, Jr.
    ---------------------------------
    Edmund P. Bergan, Jr., Secretary